INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 41,706,000	$ 30,971,000
Net operating loss carryforwards expiration	expected to expire at various times through 2041
Federal income tax rate	21.00%	21.00%
[custom:ValuationAllowancePercentage]	100.00%	100.00%
Deferred tax assets, valuation allowance	$ 5,093,324	$ 3,284,382
Operating loss carryforward description	The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes.
Two Thousand Eighteen Through Two Thousand Twenty Five [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent	10.50%
After Two Thousand Twenty Five [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent	13.125%